Label	Element	Value
Columbia Global Technology Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Columbia Global Technology Growth Fund (the Fund) seeks capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks of technology companies that may benefit from technological improvements, advancements or developments.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
You may be required to pay such brokerage commissions and other fees to financial intermediaries when transacting in any class of Fund shares, including those that do not assess any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. Such brokerage commissions and other fees are set by the financial intermediary.

You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the
Choosing a Share Class
section beginning on page 23 of the Fund’s prospectus, in
Appendix A
to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under
Sales Charge Waivers
beginning on page S-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 23 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of technology companies that may benefit from technological improvements, advancements or developments. For these purposes, technology companies are those companies that, in the opinion of the Fund’s investment manager, use technology extensively to improve their business processes, applications and opportunities or seek to grow through technological developments and innovations.  Technology companies include companies in technology-related industries or sectors, such as the information technology, communications, healthcare, media, consumer electronics, semi-conductor, internet commerce and advertising, environmental, aerospace and defense industries and sectors. The Fund may invest in companies that have market capitalizations of any size and may invest a significant amount of its assets in smaller companies.
Under normal circumstances, the Fund invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, companies that have been formed under the laws of non-U.S. countries or foreign currencies. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. From time to time, the Fund may be below this 40% level and, in such circumstances, the Fund will endeavor to invest its assets to bring the Fund’s net assets above this 40% level while giving due regard to the Investment Manager’s view of market and other conditions and available investment opportunities.
Under normal circumstances, the Fund invests at least 25% of the value of its total net assets at the time of purchase in the securities of issuers conducting their principal business activities in the technology and related group of industries.
The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for long-term growth.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund involves risks, including
Foreign Securities Risk
,
Sector Risk
and
Market Risk
, among others. Descriptions of these and other principal risks of investing in the Fund are provided below.

There is no assurance that the Fund will achieve its investment objective and you may lose money
. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Active Management Risk.
Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Convertible Securities Risk.
Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Depositary Receipts Risk.
Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war, terrorism and disease/virus outbreaks and epidemics, occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Foreign Securities Risk.
Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war, terrorism and disease/virus outbreaks and epidemics), occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Frequent Trading Risk.
 The portfolio manager may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Growth Securities Risk.
Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Issuer Risk.
An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund.
Small- and Mid-Cap Stock Risk.
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Large-Cap Stock Risk.
Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk.
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.
Market Risk.
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Sector Risk.
At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within one or more economic sectors, including the information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
Information Technology Sector.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.

The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the
Shareholder Fees
table in this prospectus) for the periods shown with a broad measure of market performance.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Inst shares (adjusted to reflect the higher class-related operating expenses of such share classes, where applicable) for periods prior to its inception date. Share classes with expenses that are higher than Class Inst shares will have performance that is lower than Class Inst shares. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the
Average Annual Total Returns
table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.
The Fund’s performance prior to July 2014 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedleus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 1st Quarter 2012 23.37% Worst 3rd Quarter 2011 -21.27%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2019)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Columbia Global Technology Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.22%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 692
3 years	rr_ExpenseExampleYear03	940
5 years	rr_ExpenseExampleYear05	1,207
10 years	rr_ExpenseExampleYear10	1,967
1 year	rr_ExpenseExampleNoRedemptionYear01	692
3 years	rr_ExpenseExampleNoRedemptionYear03	940
5 years	rr_ExpenseExampleNoRedemptionYear05	1,207
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,967
2010	rr_AnnualReturn2010	25.57%	[2]
2011	rr_AnnualReturn2011	(14.79%)	[2]
2012	rr_AnnualReturn2012	18.22%	[2]
2013	rr_AnnualReturn2013	46.33%	[2]
2014	rr_AnnualReturn2014	16.66%	[2]
2015	rr_AnnualReturn2015	10.26%	[2]
2016	rr_AnnualReturn2016	12.73%	[2]
2017	rr_AnnualReturn2017	42.93%	[2]
2018	rr_AnnualReturn2018	(1.34%)	[2]
2019	rr_AnnualReturn2019	42.02%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	28.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.27%)
1 Year	rr_AverageAnnualReturnYear01	33.85%
5 Years	rr_AverageAnnualReturnYear05	18.59%
10 Years	rr_AverageAnnualReturnYear10	17.62%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Columbia Global Technology Growth Fund | Class Adv
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	$ 99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	1,190
1 year	rr_ExpenseExampleNoRedemptionYear01	99
3 years	rr_ExpenseExampleNoRedemptionYear03	309
5 years	rr_ExpenseExampleNoRedemptionYear05	536
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,190
1 Year	rr_AverageAnnualReturnYear01	42.38%
5 Years	rr_AverageAnnualReturnYear05	20.30%
10 Years	rr_AverageAnnualReturnYear10	18.61%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Global Technology Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.97%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 300
3 years	rr_ExpenseExampleYear03	618
5 years	rr_ExpenseExampleYear05	1,062
10 years	rr_ExpenseExampleYear10	2,296
1 year	rr_ExpenseExampleNoRedemptionYear01	200
3 years	rr_ExpenseExampleNoRedemptionYear03	618
5 years	rr_ExpenseExampleNoRedemptionYear05	1,062
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,296
1 Year	rr_AverageAnnualReturnYear01	39.95%
5 Years	rr_AverageAnnualReturnYear05	19.10%
10 Years	rr_AverageAnnualReturnYear10	17.42%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2003
Columbia Global Technology Growth Fund | Class Inst
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	$ 99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	1,190
1 year	rr_ExpenseExampleNoRedemptionYear01	99
3 years	rr_ExpenseExampleNoRedemptionYear03	309
5 years	rr_ExpenseExampleNoRedemptionYear05	536
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,190
1 Year	rr_AverageAnnualReturnYear01	42.39%
5 Years	rr_AverageAnnualReturnYear05	20.30%
10 Years	rr_AverageAnnualReturnYear10	18.61%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2000
Columbia Global Technology Growth Fund | Class Inst2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	$ 92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	1,108
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	287
5 years	rr_ExpenseExampleNoRedemptionYear05	498
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,108
1 Year	rr_AverageAnnualReturnYear01	42.49%
5 Years	rr_AverageAnnualReturnYear05	20.42%
10 Years	rr_AverageAnnualReturnYear10	18.71%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Global Technology Growth Fund | Class Inst3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	$ 87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	1,049
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	271
5 years	rr_ExpenseExampleNoRedemptionYear05	471
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,049
1 Year	rr_AverageAnnualReturnYear01	42.56%
5 Years	rr_AverageAnnualReturnYear05	20.43%
10 Years	rr_AverageAnnualReturnYear10	18.67%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2016
Columbia Global Technology Growth Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.44%
5 Years	rr_AverageAnnualReturnYear05	17.84%
10 Years	rr_AverageAnnualReturnYear10	17.07%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Columbia Global Technology Growth Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.32%
5 Years	rr_AverageAnnualReturnYear05	14.91%
10 Years	rr_AverageAnnualReturnYear10	14.90%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Columbia Global Technology Growth Fund | S&P Global 1200 Information Technology Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	47.74%
5 Years	rr_AverageAnnualReturnYear05	18.67%
10 Years	rr_AverageAnnualReturnYear10	15.62%

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Year to Date return as of September 30, 2020: 28.40%
[3]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.